Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 – Fair Value Measurements

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at March 31, 2023 and June 30, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

At March 31, 2023:		Total	Level 1	Level 2	Level 3
	Convertible debt features	$ 12,189	$ -	$ -	$ 12,189

At June 30, 2022:		Total	Level 1	Level 2	Level 3
	Convertible debt features	$ -	$ -	$ -	$ -

The Company measures the fair market value of the Level 3 liability components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were prepared by an independent third party and consider management's best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock's volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs:

At March 31, 2023
Risk-free interest rate:	0.17%
Expected dividend yield:	0.00%
Expected stock price volatility:	295.00%
Expected option life in years:	.90 year

At June 30, 2022
Risk-free interest rate:	0.00%
Expected dividend yield:	0.00%
Expected stock price volatility:	0.00%
Expected option life in years:	0 years

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy at March 31, 2023 and June 30, 2022:

Balance at June 30, 2022	$-
Realized	-
Unrealized	12,189
Balance at March 31, 2023	$12,189

Balance at July 1, 2021	$1,842,000
Realized	(1,842,000)
Unrealized	-
Balance at June 30, 2022	$-

As of March 31, 2023 and June 30, 2022, the only asset required to be measured on a nonrecurring basis was goodwill and the fair value of the asset amounted to $834,220 using level 3 valuation techniques.

Note 5 – Fair Value Measurements

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value

At June 30 , 2022
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ -	$ -	$ -	$ -

At June 30, 2021
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 1,842,000	$ -	$ -	$ 1,842,000

The Company measures the fair market value of the Level 3 liability components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were prepared by an independent third party and consider management's best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock's volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note. In December 2021, the derivative liability was eliminated when the Company entered into an agreement to convert the convertible debt into preferred stock. (See Note 6).